PGIM Target Date 2065 Fund
Schedule of Investments (unaudited) as of October 31, 2024
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
Domestic Equity — 52.0%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	3,166	$48,092
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	6,333	281,825
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	6,373	71,380
		401,297
Fixed Income — 7.9%
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	4,552	30,998
PGIM Total Return Bond Fund (Class R6)	2,474	29,644
		60,642
International Equity — 40.0%
PGIM Global Real Estate Fund (Class R6)	1,872	38,408
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	6,381	79,506
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	13,331	190,504
		308,418

Total Long-Term Investments (cost $664,322)		770,357

Short-Term Investment 0.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,985)	1,985	1,985

TOTAL INVESTMENTS 100.2% (cost $666,307)(wa)		772,342
Liabilities in excess of other assets (0.2)%		(1,352)

Net Assets 100.0%		$770,990

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date 2065 Fund